Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities
Provision for reserve for inventory purchase commitments (Note a)	$ 20,706	$ 10,890
Salary and welfare payable	19,623	20,744
Customer deposits	7,185	0
Other tax payables	7,019	8,057
Customer refund	3,812	4,226
VAT received from customers related to contract liabilities	1,429	19
Warranty reserve (Note b)	878	1,716
Others	3,588	2,697
Total	64,240	48,349
Other non-current liabilities
Deferred government grant	9,191	0
Refund from depository bank - non-current	516	598
Total	$ 9,707	$ 598